Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
FORM 5500, SCHEDULE H, LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Veralto Corporation & Subsidiaries Savings Plan
EIN: 92-1941413, Plan No. 001
FORM 5500, SCHEDULE H, LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
Money Market Fund
*	Fidelity® Investments Money Market Government Portfolio Class I	430,835	units	**	$254,176
					$254,176
Common/Collective Trusts
*	Fidelity Managed Income Portfolio II Class 2	39,822,923	units	**	$39,822,923
*	American Beacon Small Cap Value Fund	669,813	units	**	15,132,491
*	DoubleLine Core Plus Fixed Income Fund Class 1	1,754,947	units	**	22,691,461
*	GQG Partners International Equity CIT Class D	1,002,985	units	**	19,316,181
*	WTC CIF II Select Leaders Collective Investment Trust Series 2	1,590,548	units	**	20,247,671
*	Geneva Small Cap Growth Collect Fund Class C	1,490,809	units	**	15,118,442
*	BlackRock MSCI ACW Ex-US IM Non-Lendable Fund	1,337,050	units	**	37,911,382
*	BlackRock Equity Index Non-Lendable Fund	2,217,872	units	**	139,031,301
*	BlackRock Russell 2500 Index Non-Lendable Fund	719,076	units	**	27,955,888
*	BlackRock US Debt Index Non-Lendable Fund	1,059,627	units	**	13,500,704
*	BlackRock LifePath® Index Retirement Fund Institutional Shares	3,594,836	units	**	60,275,700
*	BlackRock LifePath® Index 2030 Fund Institutional Shares	4,082,766	units	**	81,862,715
*	BlackRock LifePath® Index 2035 Fund Institutional Shares	4,454,780	units	**	98,365,561
*	BlackRock LifePath® Index 2040 Fund Institutional Shares	3,091,204	units	**	74,470,188
*	BlackRock LifePath® Index 2045 Fund Institutional Shares	2,979,558	units	**	77,192,602
*	BlackRock LifePath® Index 2050 Fund Institutional Shares	2,291,885	units	**	62,277,389
*	BlackRock LifePath® Index 2055 Fund Institutional Shares	1,818,207	units	**	50,211,787
*	BlackRock LifePath® Index 2060 Fund Institutional Shares	870,305	units	**	24,060,093
*	BlackRock LifePath® Index 2065 Fund Institutional Shares	549,176	units	**	11,105,990
					$890,550,469
Registered Investment Companies (Mutual Funds)
	Dodge & Cox International Stock Fund	1,173,147	shares	**	$19,309,999

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	PIMCO Total Return Fund Institutional Class	2,557,906	shares	**	22,663,049
	Dreyfus Government Cash Management Institutional	939,008	shares	**	939,008
	PIMCO Inflation Response Multi-Asset Fund Institutional	565,279	shares	**	5,234,481
					$48,146,537
Common Stock
	Air Products & Chemicals Inc	5,066	shares	**	1,251,403
	Alphabet Inc Class A	8,180	shares	**	2,560,340
	Alphabet Inc Class C	30,166	shares	**	9,466,091
	Altria Group Inc	13,750	shares	**	792,825
	Amazon.com Inc	47,241	shares	**	10,904,168
	Apple Inc	63,195	shares	**	17,180,193
	ASML Holding NV NY	1,280	shares	**	1,369,421
	Adyen BV	165	shares	**	226,875
	Berkshire Hathaway Inc Class B	2,697	shares	**	1,355,647
	BlackRock Inc	1,491	shares	**	1,595,877
	Broadcom Inc	24,415	shares	**	8,450,031
	Carvana Co Cl A	16,043	shares	**	6,770,467
	Chevron Corp	7,972	shares	**	1,215,012
	Chipotle Mexican Grill Inc	19,978	shares	**	739,186
	Chubb Ltd	7,072	shares	**	2,207,313
	Cincinnati Financial Corp	5,294	shares	**	864,616
	Cintas Corp	1,920	shares	**	361,094
	Cisco Systems Inc	15,512	shares	**	1,194,889
	Colgate-Palmolive Co	5,593	shares	**	441,959
	Constellation Energy Corp	2,456	shares	**	867,631
	Corning Inc	24,053	shares	**	2,106,081
	CrowdStrike Holdings Inc	1,418	shares	**	664,702
	Crown Castle Inc	6,132	shares	**	544,951
	Cummins Inc	2,600	shares	**	1,327,170
*	Danaher Corp	3,927	shares	**	898,969
	Datadog Inc Cl A	1,819	shares	**	247,366
	Dominion Energy Inc	22,582	shares	**	1,323,079

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	DoorDash Inc	3,461	shares	**	783,847
	Eli Lilly & Co	4,955	shares	**	5,325,039
	Fastenal Co	23,340	shares	**	936,634
	GE Aerospace	9,950	shares	**	3,064,898
	GE Vernova Inc	1,765	shares	**	1,153,551
	Goldman Sachs Group Inc	757	shares	**	665,403
	Intuitive Surgical Inc	4,283	shares	**	2,425,720
	Johnson & Johnson	6,641	shares	**	1,374,355
	Linde plc	1,131	shares	**	482,247
	Lowes Cos Inc	4,952	shares	**	1,194,224
	Marsh & McLennan Cos Inc	2,640	shares	**	489,773
	Mastercard Inc Cl A	6,716	shares	**	3,834,030
	Medline Inc	3,540	shares	**	148,680
	Meta Platforms Inc Cl A	12,731	shares	**	8,403,606
	Microsoft Corp	43,869	shares	**	21,215,926
	Mondelez Intl Inc	4,834	shares	**	260,214
	Monolithic Power Sys Inc	903	shares	**	818,443
	Moody's Corp	1,032	shares	**	527,197
	Morgan Stanley	4,232	shares	**	751,307
	Netflix Inc	36,131	shares	**	3,387,643
	Nintendo Ltd ADR	72,182	shares	**	1,216,989
	Norfolk Southern Corp	6,297	shares	**	1,818,070
	Northrop Grumman Corp	1,799	shares	**	1,025,808
	NVIDIA Corp	127,610	shares	**	23,799,265
	Old Dominion Freight Lines Inc	1,945	shares	**	304,976
	Oracle Corp	9,258	shares	**	1,804,477
	Palantir Technologies Inc	3,000	shares	**	533,250
	Paychex Inc	6,858	shares	**	769,330
	Philip Morris Intl Inc	9,793	shares	**	1,570,797
	Procter & Gamble Co	2,640	shares	**	378,338
	Progressive Corp Ohio	5,615	shares	**	1,278,648
	Roper Technologies Inc	1,287	shares	**	572,882

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	Ross Stores Inc	4,052	shares	**	729,927
	Schwab Charles Corp	19,885	shares	**	1,986,710
	Sea Ltd ADR	6,081	shares	**	775,753
	ServiceNow Inc	16,071	shares	**	2,461,916
	Sherwin Williams Co	1,715	shares	**	555,711
	Shopify Inc Cl A	9,881	shares	**	1,590,545
	Starbucks Corp	9,875	shares	**	831,574
	Stryker Corp	2,083	shares	**	732,112
	Synopsys Inc	1,832	shares	**	860,527
	Taiwan Semic Mfg Co Ltd Sp ADR	3,284	shares	**	997,975
	TE Connectivity Ltd	9,420	shares	**	2,143,144
	Tesla Inc	10,939	shares	**	4,919,487
	Texas Instruments Inc	9,367	shares	**	1,625,081
	The Booking Holdings Inc	293	shares	**	1,569,112
	Thermo Fisher Scientific Inc	1,659	shares	**	961,308
	TJX Companies Inc New	5,326	shares	**	818,127
	T-Mobile Us Inc	7,179	shares	**	1,457,624
	TransDigm Group Inc	296	shares	**	393,636
	UnitedHealth Group Inc	6,457	shares	**	2,131,520
*	Veralto Corp	464,033	shares	**	46,301,213
	Visa Inc Cl A	14,145	shares	**	4,960,793
					$248,046,718
Corporate Debt
	Carvana Co PIK VAR 06/01/2030 144A	9.00%	6/1/2030	**	96,735
	Carvana Co PIK VAR 06/01/2031 144A	9.00%	6/1/2031	**	142,075
					$238,810
Self-Directed Brokerage Account
*	Brokeragelink	Combination of common stock, bonds, mutual funds, and ETFs		**	$113,528,168

Participant Loans

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current value
*	Participant loans	Interest rate ranges from 4.25% to 9.50% with maturity at various dates		$12,048,209

Total Investments (Held at End of Year)				$1,312,813,087

*	Party-in-Interest.
**	Historical cost not required to be presented as all investments are participant-directed.